Tax Charges (Benefits) Recorded Directly to Stockholders' Equity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Current Tax Benefit for Employee Stock Options and Other Stock-Based Plans	$ 3.0	$ 2.3	$ 0.6
Tax Effect of Other Comprehensive Income	$ 4.3	$ 18.7	$ (5.2)